Long-Term Investments, Net - Schedule of Investment Loss (Income), Net (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Marketable equity securities:
Unrealized gain (loss) from the changes in fair value – Investment C					$ 272	$ (5,330,652)
Realized gain from sale of Investment C				$ 1,541,736	1,543,543
Dividend income		$ 236,870		$ 1,404,303	1,670,045	1,154,749
Investment loss, net					(6,878,869)	(8,937,431)
Investment F [Member]
Marketable equity securities:
Unrealized (loss) gains (including impairment)					(9,922,184)	2,137,021
Investment B [Member]
Marketable equity securities:
Unrealized (loss) gains (including impairment)					(170,545)	(756,478)
Investment A [Member]
Marketable equity securities:
Unrealized (loss) gains (including impairment)						$ (6,142,071)